License Agreement	12 Months Ended
Dec. 31, 2017
License Agreement [Abstract]
LICENSE AGREEMENT
NOTE 5:-	LICENSE AGREEMENT

In May 2015, Wize Israel entered into the License Agreement with Resdevco, a company controlled by Professor Shabtay Dikstein, the inventor of LO2A (“Dikstein”). Pursuant to the License Agreement, Resdevco granted to Wize Israel (and thereafter to OcuWize) an exclusive license to develop in the United States, Israel and Ukraine (collectively, the “Licensed Territories”), under the LO2A licensed technology, products in the field of ophthalmic disorders, and to mutually agree upon a manufacturer and to purchase, market, sell and distribute LO2A in finished product form in the Licensed Territories in the field of ophthalmic disorders. Subject to certain limited exceptions, Wize Israel may not sublicense or sell or transfer any of its rights under the License Agreement without the advance written approval of Resdevco.

The License Agreement granted Wize Israel the right to add additional territories in the future, subject to a commitment by Wize Israel to pay minimum royalties according to a formula set forth in the License Agreement with respect to the additional territory, and provided that Resdevco has not granted exclusive rights in such additional territory or is in ongoing negotiations. The License Agreement also grants Wize Israel the right to purchase Resdevco’s agreements with its existing distributors of LO2A in other jurisdictions (namely, Germany, Hungary, Netherlands and Switzerland (collectively, the “Reserved Territories”) for ten times the greater of the net royalties received in the previous 12 months under such agreements or the minimum royalty payment under such agreements. The License Agreement furthermore grants Wize Israel a right of first negotiation with potential distributors to whom Resdevco may in the future grant distribution rights to LO2A outside of the Reserved Territories and the Licensed Territories and provides that if Wize Israel enters into such distribution agreement in accordance with the License Agreement, then Wize Israel has agreed to guarantee in writing to Resdevco that it will pay to Resdevco minimum royalties according to a formula set forth in the License Agreement. The License Agreement historically included an option to purchase all remaining territories for a fixed amount and such option was cancelled on March 30, 2017.

The License Agreement provides that Wize Israel is required to pay to Resdevco certain royalties for sales in the Licensed Territories based on an agreed-upon price per unit payable on a semi-annual basis, subject to making certain minimum royalty payments, which (1) with respect to the United States, means the non-refundable and non-deductible aggregate amount of $500 (“Minimum Commitment”) over a period of three years commencing from 2015 ($400 out of which was already paid by Wize Israel) and an advance against royalties of $475 per year starting January 1, 2018, as modified in July 2017, (see also Note 6b), which annual advance shall be credited towards any royalties payable to Resdevco for that particular year, (2) with respect to Israel, means an upfront non-refundable and non-deductible payment of $30, payable at commencement of local sales, and an annual advance against royalties starting January 1, 2017 in increasing payments depending on the year (up to a maximum of $36) which annual advance shall be credited towards any royalties payable to Resdevco for that particular year, and (3) with respect to Ukraine, means an annual advance against royalties, starting in 2016, in increasing payments depending on the year (up to a maximum of $30), which yearly advance shall be credited towards any royalties payable to Resdevco for that particular year.

The License Agreement has an initial term of seven years that expires in May 2022, and, unless Wize Israel provides prior notice of at least 12 months terminating the agreement, the License Agreement renews automatically each year. Wize Israel may terminate the License Agreement prior to May 2022 upon 180 days prior notice; provided that all payments previously made to Resdevco shall be non-refundable, any payments due during the 180-day notice period shall be payable to Resdevco and Wize Israel is required to pay a penalty of $100, depending on the timing of termination. Additionally, if Wize Israel terminates the License Agreement, it is required to exert reasonable best efforts to find a third-party willing to sell LO2A under the same terms as the License Agreement (see also Note 1a).

LO2A is currently registered and marketed by its inventor in Germany and Switzerland for the treatment of DES, in Hungary for the treatment of DES and CCH and in the Netherlands for the treatment of DES and Sjögren’s.

Wize Israel intends to market LO2A as a treatment for DES and other ophthalmic inflammations, including CCH and Sjögren’s in the United States, Israel, Ukraine, the territories that it has licensed LO2A, and in additional territories, subject to purchasing the rights to market, sell and distribute LO2A in those additional territories. Wize Israel believes that the potential for the most economic success is in marketing LO2A for treating CCH and Sjögren’s. Currently, Wize Israel has a distribution agreement for marketing in Israel, where LO2A is approved for the treatment of DES only, and a distribution agreement for marketing in Ukraine, where LO2A is in the approval process for the treatment of DES. The registration process in certain countries, including the United States, requires Wize Israel to conduct additional clinical trials, in addition to the Phase II clinical trials that Wize Israel is conducting.

Wize Israel plans to engage local or multinational distributors to handle the distribution of LO2A. In particular, Wize Israel intends to engage, subject to obtaining the requisite rights in LO2A, pharmaceutical companies or distributors around the world with relevant marketing capabilities in the pharmaceutical field, in order for such pharmaceutical companies to sell LO2A, with Wize Israel prioritizing those territories where Wize Israel may expedite the registration process of LO2A based on existing knowledge and studies previously conducted on LO2A, without requiring additional studies. There is no assurance that the Company will be able to market the Product in any other jurisdictions.

The fair value of the Minimum Commitment to pay royalties as stated as of its initial recognition date was calculated based on an estimate of the fair value of the payments set in the License Agreement in accordance with the dates set in the License Agreement using a discount rate of 21%, which reflected, among other things, Wize Israel’s estimate of its equity rate as of that date. At initial recognition, the fair value of the Minimum Commitment was estimated in an amount of $397. As of December 31, 2017, the commitment to pay future royalties amounting to $250 (see also Note 6).

The License Agreement may be terminated by either party upon the occurrence of certain other customary termination triggers, including material breaches of the License Agreement by either party, as well as the right of Resdevco to terminate the License Agreement (or halt the manufacturing agreement or cease delivery of any finished product for any period of time) as a result of Wize Israel not paying all royalties due under the License Agreement. In addition, Resdevco may terminate the License Agreement, upon 30 days written notice, if (1) an application for the marketing approval of LO2A, for the treatment of DES is not submitted to the United States Food and Drug Administration (“FDA”) or the equivalent regulatory authority in the Licensed Territories by May 1, 2019, (2) such FDA approval is not obtained from the FDA or the equivalent regulatory authority in the Licensed Territories by May 1, 2021, (3) such approval has been obtained, but commercial sales of LO2A have not commenced within three months thereafter, (4) commercial sales of LO2A have commenced, any royalties, including any minimum royalties are not timely paid, or (5) Wize Israel attempts to sell competing products (as defined in the License Agreement) in or outside the Licensed Territory. Resdevco may also terminate the License Agreement if Wize Israel contests the validity of any patents covering LO2A or any related know-how or if Wize Israel makes, sells or exploits a competing product to LO2A. On November 18, 2015, a framework agreement was signed for cooperation between the Company and the manufacturing plant, the Company began the processes needed to approve the Product with the FDA, and as of the preparation of these consolidated financial statements, the Company believes that it has complied with this framework agreement.

Stock allocation within the framework of the License Agreement:

In connection with the entering into of the License Agreement, on June 11, 2015, the Company granted 36,397 shares of common stock with no par value to a third-party consultant for direct consultation and mediation services provided to the Company in connection with the License Agreement.

The fair value of shares of common stock granted amounted to $801, and was estimated by multiplying the number of 36,397 shares of common stock granted at the stock price quoted on the stock exchange as of the approval of the grant, while taking into account the discount at a rate of 10.3% (which was calculated by an independent outside valuator, using the Finerty Model for pricing options, based on the sales option model with an average exercise price) for the impact of the restrictions set in the Israeli Securities law and in the Israeli Securities regulations applicable to the recipient regarding the sale of the allocated shares (“Discount due to Blockage Restriction”).

In addition, it was decided within the framework of the transaction that the third - party would be granted shares constituting 5% of the issued and outstanding share capital of OcuWize intended to manage and develop all of the activity subject to the License Agreement. The allocation of the OcuWize’s shares shall be for future consultation services granted to OcuWize in connection with the activity covered by the License Agreement, as it will be agreed between the Company and the consultant. As of December 31, 2017 and as of the approval of the consolidated financial statements, the terms of such grant have not been determined, the Company has made no such grant and has received no third - party consultation services.

As the License Agreement related to an exclusive right to market, sell and distribute in the United States, of a Product that has not been approved by the FDA it was determined that the current status of the Product as of the date of entering into the License Agreement was is in substance an IPR&D. As the IPR&D was received by the Company through a direct acquisition and not through a business combination and as it was determined that the IPR&D does not have future alternative use, the acquisition cost, together with the related direct expenses (including the stock-based compensation as described above) amounted to $1,201 and was recognized as research and development expenses upon the Effective Date of the License Agreement as part of the statement of comprehensive loss for the year ended December 31, 2015 (not presented herein).

In addition to the exclusive license in the United States, the Company was given similar rights for the Israeli market. The Israeli license term is seven years, following which the term will automatically renew for additional one - year periods. The Company undertook to pay the Product registration expenses as well as license fees and annual royalties according to the mechanism set forth in the Addendum (as amended on May 31, 2016). The Company has the right to terminate the License Agreement upon 180 days prior notice, but only commencing from the start of the marketing of the Product in Israel. The Company undertook to take action to approve the use of the Product in Israel within three years of signing the Addendum and undertook to sign an agreement with the manufacturing plant in order to supply the Product to Israel. The Company reached agreements with the manufacturing plant in March 2016, but production has not yet commenced. During the year ended December 31, 2016, the Company recorded direct costs amounting to $30 as part of research and development expenses in connection with expanding the territory to Israel.

On July 11, 2016, the Company entered into an Exclusive Distribution Agreement (the “Israeli Distribution Agreement”) with an independent distributor in Israel (the “Israeli Distributor”) to distribute the Product in Israel.

The term of the Israeli Distribution Agreement is until December 31, 2018 and may be extended by three additional years, subject to agreement between the parties on minimal yearly quotas from the Israeli Distributor and a minimum price of the Product. The Israeli Distribution Agreement includes yearly minimal quotas, a minimum Product price and other terms of payment. Furthermore, the Israeli Distributor undertook that during the term of the Israeli Distribution Agreement and up to 18 months from the end of the engagement with the Company, the Israeli Distributor will not have any business connection with any business engaged in any activities involving medical devices that are identical or imitations of the Product or of the Product then produced by Wize Israel or its subsidiaries or affiliates.

In December 2015, the Company entered into a Distribution Agreement (the “Ukrainian Distribution Agreement”) with a distributor in Ukraine (the “Ukrainian Distributor”) to distribute the Product in Ukraine for a period of 3 years ending December 31, 2018, which may be extended to three additional years, subject to an agreement on the Ukrainian Distributor’s sales goals.

The Ukrainian Distribution Agreement includes minimal yearly quotas, minimum prices and payment terms for the term of the agreement. Furthermore, the Ukrainian Distributor undertook that during the term of the Ukrainian Distribution Agreement and up to 24 months from the end of the engagement with the Company, the Ukrainian Distributor will not have any business connection with any business engaged in any activities involving products that are identical to the Product, in the same formula, shape, doses and purposes.

The distribution of the Product is subject to the receipt of all of the regulatory approvals required in Ukraine for marketing, importing, selling and providing services in connection with the Product. The Ukrainian Distributor is responsible for securing such approvals and will pay the necessary costs for procuring such approvals, with the exception of the Company’s payment of up to $10 in registration fees.

Following the signing of the Exclusive Agreement with the Distributor, an addendum was signed to the License Agreement according to which the Territory was expanded to include Ukraine. The Company undertook to pay the Product registration expenses in Ukraine as well as license fees and yearly royalties of a sum of not less than $18 according to a mechanism set forth in the License Agreement. The minimal payment of $18 to secure the license to distribute the Product in Ukraine was recorded as part of research and development expenses and was paid in 2016.

On October 26, 2017, Wize Israel announced the termination of its single-center trial in Israel that commenced in January 2017 (“Single Center Trial”).

The Single Center Trial was a Phase II, randomized, double-blind, placebo-controlled, pilot study carried out in parallel groups that was intended to evaluate the safety and efficacy of LO2A for patients suffering from moderate to severe CCH, with Wize Israel having sole access to the trial data. On October 24, 2017, Wize Israel received notice from the contract research organization that manages and supervises Wize Israel’s clinical trials (“CRO”), that an inadequate amount of quality information may be derived from the results collected thus far, given that there is no correlation in the reaction of both eyes to LO2A, in contrast to professional literature and other trials. In addition, the recruitment rate of patients was less than required and there was a higher than expected dropout rate. In light of the above, the CRO concluded that the results of the trial would be of no use even if the trial continued until the end of its term. Based on the CRO’s conclusion, Wize Israel determined to terminate the trial and to save the future costs that would be incurred in connection with such trial.

On November 3, 2017, Wize Israel entered into a framework agreement with a Chinese pharmaceutical company (the “Chinese Distributor”), whereby, subject to the negotiation and execution of a detailed distribution agreement and obtaining necessary regulatory approvals in China, the Chinese Distributor will act as exclusive distributor in China of LO2A. The framework agreement includes, among other things, minimum purchase obligations of the Chinese Distributor, which Wize Israel estimated to range, over the five-year period of the contemplated agreement, between $22,500 to $39,000.

As of the date hereof, no detailed distribution agreement has been entered into with the Chinese Distributor and the regulatory process has not been completed and it is not possible at this stage to determine when these conditions will be completed, if ever, and, even if completed, the final terms of such detailed distribution agreement and the expected revenues therefrom.